Private Placement	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and EarlyBirdCapital purchased an aggregate of 535,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,350,000. On July 31, 2020, in connection with the underwriters’ partial exercise of their over-allotment option, the Company sold an additional 59,551 Private Units at a price of $10.00 per Private Unit. The Sponsor purchased 483,420 Private Units and EarlyBirdCapital purchased 111,131 Private Units. Each Private Unit consists of one share of common stock (“Private Share”) and one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per full share, subject to adjustment (see Note 8). The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and EarlyBirdCapital purchased an aggregate of 535,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,350,000. On July 31, 2020, in connection with the underwriters’ partial exercise of their over-allotment option, the Company sold an additional 59,551 Private Units at a price of $10.00 per Private Unit. The Sponsor purchased 483,420 Private Units and EarlyBirdCapital purchased 111,131 Private Units. Each Private Unit consists of one share of common stock (“Private Share”) and one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per full share, subject to adjustment (see Note 8). The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).